ACCOUNTS RECEIVABLE, NET - Allowance for doubtful accounts (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
ACCOUNTS RECEIVABLE, NET
Beginning balance	$ 112,905	$ 78,167	$ 379,689
Addition	3,392	153,988	374,785
Write off	(107,820)	(44,227)	(485,384)
Deconsolidation of Jinkailong		(76,428)	0
Translation adjustment	$ (8,477)	1,405	18,800
Ending balance		$ 112,905	78,167
Recovery			$ (209,723)